Cover	Sep. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33886
Entity Registrant Name	ACORN ENERGY, INC.
Entity Central Index Key	0000880984
Entity Tax Identification Number	22-2786081
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 N West St.
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	410
Local Phone Number	654-3315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false